PREPAID EXPENSES AND OTHER ASSETS, NET	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER ASSETS, NET

Note 7     PREPAID EXPENSES AND OTHER ASSETS, NET

	December 31, 2021	December 31, 2020
	$	$
Other receivables from third party	107,444	3,161
Others	–	–
	107,444	3,161
Less: Allowance for doubtful accounts	–	–
Prepaid expenses and other assets, net	107,444	3,161